Registration No. 333-132778

File No. 811-21877

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

6803 S. Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices)

(303) 768-3200

(Registrant’s Telephone Number)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street
New York, NY 100281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of August, 2012.

Oppenheimer Rochester Arizona Municipal Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr.*, President, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble *	Chairman of the
Brian F. Wruble	Board of Trustee	August 13, 2012

William F. Glavin, Jr.*	President, Principal
William F. Glavin, Jr.	Executive Officer and Trustee	August 13, 2012

Brian W. Wixted*	Treasurer, Principal	August 13, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	August 13, 2012
David K. Downes

Matthew P. Fink*	Trustee	August 13, 2012
Matthew P. Fink

Phillip A. Griffiths*	Trustee	August 13, 2012
Phillip A. Griffiths

Mary F. Miller*	Trustee	August 13, 2012
Mary F. Miller

Joel W. Motley*	Trustee	August 13, 2012
Joel W. Motley

Mary Ann Tynan, *	Trustee	August 13, 2012
Mary Ann Tynan

Joseph M. Wikler*	Trustee	August 13, 2012
Joseph M. Wikler

Peter I. Wold*	Trustee	August 13, 2012
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document